SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
2022	$ 9
2022	39	$ 39
2023	39	39
2024	39	39
2025	23	39
2026	163	23
Total	312	341	$ 270
Total intangible assets	2,493	2,493	2,132
Less accumulated amortization	(2,181)	(2,152)	(1,862)
Net intangible assets	312	341	270
Thereafter		162
Total	312	341	270
Patents And Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,136	2,136	1,775
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	330	330	330
Other Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 27	$ 27	$ 27